Shareholders’ Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

Note 12 – SHAREHOLDERS’ EQUITY

On July 26, 2019, the Company entered into Acquisition Agreement with Anyi Network and the shareholders of Anyi. In connection with the Acquisition Agreement, the Company acquired 100% of the equity of Anyi and pay $400,000 in cash and issue an aggregate of 475,000 duly authorized, fully paid and nonassessable Class A ordinary shares of the Company, valued at $16.00 per share to the shareholders of Anyi .

On December 14, 2020, the Company cancelled an aggregate of 475,000 ordinary shares of the Company held by Haiyan Huang, Feng Zhi and Yinglu Gao, who purchased back 100% of the equity of Anyi Network, valued at $16.00 per share.

In July 2020, the Company issued an aggregated of 40,235 Class A ordinary shares of the Company to a total of 106 non- affiliate individual investors, valued at 16.00 per share, and the Company received proceeds in a total amount of $667,901.

In August 2021, Firebull Holding Limited, holder of 5,000,000 Class A ordinary shares and 5,000,000 Class B ordinary shares of the Company sold and transferred 5,000,000 Class A ordinary shares to Firebull Tech Limited. Pursuant to section 11 of the Company’s memorandum and articles of association, the 5,000,000 Class B ordinary shares held by Firebull Holding was cancelled accordingly.

On December 14, 2021, the Company issued 2,898,552 Class A ordinary shares to investors. For each Class A ordinary share purchased, an investor received from the Company one-half unregistered warrant, for an aggregate of 1,449,276 warrants. The 3.5-year warrants are exercisable immediately from the date of issuance and have an exercise price of US$8.3. The purchase price for one ordinary share and one-half corresponding warrant is US$6.90.

Additionally, the Company has retained FT Global Capital, Inc. (the “Placement Agent”) to act as exclusive placement agent in connection with this offering. The Company agreed to issue to the Placement Agent or its designees warrants to purchase up to 202,899 Class A ordinary shares (“Placement Agent’s Warrants”). Such Placement Agent’s Warrants will be exercisable commencing on the date of issuance at a per share price of $8.30, subject to certain adjustments, and will expire three and a half (3.5) years from the date of issuance.

As of June 30, 2022, 24,254,842 shares of class A ordinary share and 2,100,000 shares of Class B ordinary shares were issued and outstanding. As for Class B ordinary shares, each Class B ordinary share holder in the Company owns the right to vote, but shall not (i) receive the right to any dividend paid by the Company; and (ii) receive the right to any distribution of the surplus assets of the Company on its liquidation.